Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

High Income Portfolio

September 30, 2019

VIPHI-QTLY-1119
1.808795.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.8%
	Principal Amount	Value
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$4,480,000	$3,936,687
3.375% 8/15/26	1,580,000	1,447,605
		5,384,292
Nonconvertible Bonds - 88.3%
Aerospace - 3.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	5,085,000	5,339,250
Bombardier, Inc.:
6.125% 1/15/23 (a)	7,925,000	8,071,613
7.5% 12/1/24 (a)	1,705,000	1,710,968
7.875% 4/15/27 (a)	2,920,000	2,907,882
BWX Technologies, Inc. 5.375% 7/15/26 (a)	2,935,000	3,085,419
TransDigm, Inc.:
6% 7/15/22	1,725,000	1,750,875
6.25% 3/15/26 (a)	7,300,000	7,838,375
6.375% 6/15/26	4,340,000	4,562,425
6.5% 7/15/24	1,485,000	1,531,406
		36,798,213
Air Transportation - 0.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	5,330,000	5,756,400
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
3.875% 5/21/24	1,560,000	1,614,288
5.75% 11/20/25	12,775,000	14,308,218
8% 11/1/31	1,415,000	1,956,238
		17,878,744
Broadcasting - 1.0%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	3,435,000	3,490,819
4.625% 7/15/24 (a)	1,390,000	1,441,194
5% 8/1/27 (a)	3,455,000	3,563,660
5.375% 4/15/25 (a)	1,495,000	1,549,194
		10,044,867
Building Materials - 0.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	2,180,000	2,209,953
Cable/Satellite TV - 6.9%
Cablevision Systems Corp. 5.875% 9/15/22	1,695,000	1,826,363
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	7,775,000	7,901,344
5% 2/1/28 (a)	8,430,000	8,714,513
5.125% 5/1/23 (a)	1,065,000	1,091,348
5.125% 5/1/27 (a)	5,530,000	5,771,938
5.5% 5/1/26 (a)	4,285,000	4,488,109
5.875% 4/1/24 (a)	2,000,000	2,086,920
CSC Holdings LLC:
5.375% 7/15/23 (a)	5,000,000	5,131,250
5.5% 5/15/26 (a)	7,580,000	7,977,192
7.5% 4/1/28 (a)	2,370,000	2,668,976
7.75% 7/15/25 (a)	2,825,000	3,037,440
DISH DBS Corp.:
5.875% 11/15/24	3,685,000	3,652,756
7.75% 7/1/26	2,070,000	2,109,330
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	3,170,000	3,325,489
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	3,965,000	4,074,038
6% 1/15/27 (a)	3,095,000	3,230,406
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	3,230,000	3,366,306
		70,453,718
Capital Goods - 0.9%
AECOM:
5.125% 3/15/27	4,750,000	4,987,500
5.875% 10/15/24	3,735,000	4,059,945
		9,047,445
Chemicals - 2.1%
CF Industries Holdings, Inc. 5.15% 3/15/34	170,000	177,013
Element Solutions, Inc. 5.875% 12/1/25 (a)	6,140,000	6,426,124
OCI NV 6.625% 4/15/23 (a)	3,285,000	3,436,767
Olin Corp. 5.125% 9/15/27	2,270,000	2,321,075
The Chemours Co. LLC:
5.375% 5/15/27	2,675,000	2,307,268
7% 5/15/25	1,520,000	1,438,984
TPC Group, Inc. 10.5% 8/1/24 (a)	630,000	656,775
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	2,810,000	2,729,213
Valvoline, Inc. 4.375% 8/15/25	2,355,000	2,396,213
		21,889,432
Consumer Products - 0.1%
Prestige Brands, Inc. 6.375% 3/1/24 (a)	945,000	982,800
Containers - 2.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	4,155,000	4,253,681
6% 2/15/25 (a)	4,405,000	4,605,868
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	3,105,000	3,213,675
OI European Group BV 4% 3/15/23 (a)	850,000	855,313
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	2,115,000	2,167,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	1,790,000	1,832,513
7% 7/15/24 (a)	1,855,000	1,922,244
Silgan Holdings, Inc. 4.75% 3/15/25	2,680,000	2,740,300
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	2,055,000	2,160,216
8.5% 8/15/27 (a)	600,000	648,750
		24,400,435
Diversified Financial Services - 6.0%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	1,585,000	1,517,638
FLY Leasing Ltd.:
5.25% 10/15/24	4,917,000	5,064,510
6.375% 10/15/21	2,890,000	2,940,575
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	5,280,000	5,336,100
6.25% 2/1/22	2,390,000	2,452,140
6.25% 5/15/26 (a)	2,335,000	2,445,913
6.75% 2/1/24	4,500,000	4,680,000
MSCI, Inc. 4.75% 8/1/26 (a)	3,120,000	3,268,200
Navient Corp.:
5.5% 1/25/23	3,150,000	3,252,375
5.875% 10/25/24	345,000	347,588
6.125% 3/25/24	947,000	982,219
6.5% 6/15/22	2,795,000	2,976,675
6.75% 6/15/26	2,050,000	2,101,250
7.25% 1/25/22	1,925,000	2,074,188
7.25% 9/25/23	2,423,000	2,633,801
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	820,000	848,536
5.5% 2/15/24 (a)	1,220,000	1,318,088
Quicken Loans, Inc. 5.25% 1/15/28 (a)	3,840,000	3,962,880
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	4,725,000	4,758,548
6.875% 2/15/23 (a)	1,050,000	1,080,188
Springleaf Finance Corp.:
6.875% 3/15/25	2,180,000	2,402,088
7.125% 3/15/26	1,300,000	1,442,123
Tempo Acquisition LLC 6.75% 6/1/25 (a)	2,920,000	3,007,600
		60,893,223
Diversified Media - 0.8%
MDC Partners, Inc. 6.5% 5/1/24 (a)	2,255,000	2,054,869
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	3,295,000	3,253,813
5.5% 10/1/21 (a)	450,000	451,688
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,250,000	2,256,300
		8,016,670
Energy - 15.5%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (a)	1,385,000	1,469,776
California Resources Corp. 8% 12/15/22 (a)	8,140,000	4,029,300
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	5,325,000	5,830,875
5.875% 3/31/25	2,935,000	3,265,188
7% 6/30/24	4,335,000	4,979,831
Cheniere Energy Partners LP:
5.25% 10/1/25	6,355,000	6,610,789
5.625% 10/1/26	3,190,000	3,385,069
Chesapeake Energy Corp.:
8% 1/15/25	5,120,000	3,699,200
8% 6/15/27	1,486,000	999,335
Citgo Holding, Inc. 9.25% 8/1/24 (a)	1,035,000	1,099,688
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	3,500,000	3,539,375
Comstock Escrow Corp. 9.75% 8/15/26	4,250,000	3,548,750
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8685% 6/15/22 (a)(b)(c)	4,095,000	4,085,464
6.875% 6/15/25 (a)	2,230,000	2,235,575
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	4,545,000	4,669,988
6.25% 4/1/23	2,710,000	2,781,138
DCP Midstream Operating LP 5.375% 7/15/25	3,420,000	3,642,300
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	3,170,000	2,448,825
9% 5/15/21 (a)	3,350,000	3,107,125
9.25% 3/31/22 (a)	4,400,000	3,850,000
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	455,000	473,200
5.75% 1/30/28 (a)	455,000	483,438
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (a)	1,670,000	1,252,500
8% 11/29/24 (a)	5,930,000	2,268,225
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	5,445,000	5,690,025
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	3,140,000	2,935,900
5.75% 10/1/25 (a)	1,975,000	1,836,750
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	1,285,000	1,158,106
Jonah Energy LLC 7.25% 10/15/25 (a)	3,695,000	1,237,825
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	2,405,000	2,405,000
MEG Energy Corp.:
6.375% 1/30/23 (a)	1,745,000	1,683,925
7% 3/31/24 (a)	2,860,000	2,759,900
Nabors Industries, Inc. 5.5% 1/15/23	2,662,000	2,189,495
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	3,810,000	3,929,063
4.5% 9/15/27 (a)	565,000	577,713
Noble Holding International Ltd. 7.875% 2/1/26 (a)	3,435,000	2,473,200
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	410,000	416,031
5.375% 1/15/25 (a)	3,950,000	3,999,375
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	4,315,000	4,436,338
Range Resources Corp.:
4.875% 5/15/25	2,085,000	1,720,125
5% 3/15/23	935,000	818,125
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	4,045,000	4,141,069
Sanchez Energy Corp. 7.25% 2/15/23 (a)(d)	6,380,000	4,593,600
SemGroup Corp.:
6.375% 3/15/25	3,375,000	3,493,125
7.25% 3/15/26	3,395,000	3,675,088
Summit Midstream Holdings LLC 5.75% 4/15/25	3,515,000	2,967,363
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	1,465,000	1,503,456
5.5% 2/15/26	1,045,000	1,090,635
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25	5,120,000	5,265,152
5.25% 5/1/23	400,000	403,500
5.375% 2/1/27	665,000	687,444
6.75% 3/15/24	3,035,000	3,145,019
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	935,000	953,700
5% 1/31/28 (a)	1,030,000	1,071,200
6.625% 6/15/25 (a)(b)	2,095,000	2,208,151
U.S.A. Compression Partners LP:
6.875% 4/1/26	2,981,000	3,092,788
6.875% 9/1/27 (a)	775,000	800,188
Valaris PLC 7.75% 2/1/26	2,725,000	1,458,420
Weatherford International Ltd.:
5.95% 4/15/42 (d)	665,000	231,088
6.5% 8/1/36 (d)	2,160,000	745,200
7% 3/15/38 (d)	771,000	269,850
9.875% 2/15/24 (d)	725,000	259,188
Weatherford International, Inc. 9.875% 3/1/25 (d)	4,945,000	1,706,025
		157,783,099
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,630,000	3,698,063
Tervita Escrow Corp. 7.625% 12/1/21 (a)	475,000	482,719
		4,180,782
Food/Beverage/Tobacco - 3.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	3,150,000	3,185,438
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	7,925,000	8,256,424
5.875% 7/15/24 (a)	9,570,000	9,857,579
6.75% 2/15/28 (a)	940,000	1,041,050
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	2,735,000	2,899,045
6.5% 4/15/29 (a)	2,550,000	2,830,449
Post Holdings, Inc.:
5% 8/15/26 (a)	1,950,000	2,022,345
5.75% 3/1/27 (a)	1,635,000	1,733,427
Vector Group Ltd. 6.125% 2/1/25(a)	3,784,000	3,623,180
		35,448,937
Gaming - 5.3%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	6,330,000	6,471,792
Eldorado Resorts, Inc.:
6% 4/1/25	1,395,000	1,468,238
6% 9/15/26	485,000	531,075
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,645,000	2,913,547
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	2,565,000	2,680,425
MCE Finance Ltd. 4.875% 6/6/25 (a)	2,075,000	2,096,308
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	5,695,000	6,036,700
4.5% 1/15/28	2,895,000	3,003,563
5.75% 2/1/27 (a)	870,000	976,836
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	2,500,000	2,575,000
Scientific Games Corp.:
5% 10/15/25 (a)	1,800,000	1,857,240
10% 12/1/22	1,891,000	1,966,640
Stars Group Holdings BV 7% 7/15/26 (a)	6,325,000	6,736,125
Station Casinos LLC 5% 10/1/25 (a)	2,575,000	2,613,110
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	2,070,000	2,173,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,515,000	1,556,663
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	3,560,000	3,528,850
5.5% 10/1/27 (a)	4,680,000	4,693,163
		53,878,775
Healthcare - 8.7%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	400,000	411,500
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	1,325,000	1,409,442
Community Health Systems, Inc.:
6.25% 3/31/23	12,320,000	12,238,072
8% 3/15/26 (a)	4,290,000	4,279,275
8.625% 1/15/24 (a)	2,785,000	2,875,513
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	3,145,000	3,247,213
HCA Holdings, Inc.:
4.5% 2/15/27	3,855,000	4,134,004
5.875% 2/15/26	1,670,000	1,867,060
Hologic, Inc.:
4.375% 10/15/25 (a)	2,070,000	2,121,750
4.625% 2/1/28 (a)	395,000	408,331
IMS Health, Inc. 5% 5/15/27 (a)	2,745,000	2,875,388
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	2,980,000	2,745,325
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,515,000	1,587,341
5.5% 5/1/24	2,870,000	2,945,338
6.375% 3/1/24	1,275,000	1,336,570
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	765,000	779,459
Service Corp. International 5.125% 6/1/29	1,420,000	1,517,625
Teleflex, Inc. 4.875% 6/1/26	2,115,000	2,204,888
Tenet Healthcare Corp.:
4.625% 7/15/24	1,540,000	1,582,704
5.125% 5/1/25	1,030,000	1,044,214
6.25% 2/1/27 (a)	1,530,000	1,591,047
6.75% 6/15/23	4,805,000	5,046,115
8.125% 4/1/22	10,820,000	11,712,650
THC Escrow Corp. III 7% 8/1/25	3,425,000	3,480,656
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (a)	302,000	305,775
7% 3/15/24 (a)	5,000,000	5,254,800
9.25% 4/1/26 (a)	5,000,000	5,681,200
Vizient, Inc. 6.25% 5/15/27 (a)	240,000	257,400
Wellcare Health Plans, Inc. 5.375% 8/15/26 (a)	3,945,000	4,210,499
		89,151,154
Homebuilders/Real Estate - 0.7%
Howard Hughes Corp. 5.375% 3/15/25 (a)	6,200,000	6,448,000
Starwood Property Trust, Inc. 4.75% 3/15/25	1,015,000	1,049,815
		7,497,815
Hotels - 0.3%
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	2,525,000	2,644,938
Insurance - 0.6%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	3,110,000	3,343,250
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	2,440,000	2,476,551
		5,819,801
Leisure - 0.3%
Mattel, Inc. 6.75% 12/31/25 (a)	2,870,000	2,994,673
Metals/Mining - 1.0%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (a)	1,360,000	1,353,200
7.25% 4/1/23 (a)	3,110,000	3,060,920
Freeport-McMoRan, Inc. 3.875% 3/15/23	2,770,000	2,790,775
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	3,188,000	3,148,150
		10,353,045
Paper - 0.5%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	2,055,000	2,124,151
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	3,155,000	2,877,676
7.875% 7/15/26 (a)	550,000	504,625
		5,506,452
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,785,000	1,836,247
5% 10/15/25 (a)	2,190,000	2,262,270
Golden Nugget, Inc. 6.75% 10/15/24 (a)	4,515,000	4,627,875
		8,726,392
Services - 3.1%
APX Group, Inc.:
7.625% 9/1/23	2,890,000	2,572,100
7.875% 12/1/22	2,065,000	2,059,838
8.75% 12/1/20	2,197,000	2,158,553
Aramark Services, Inc.:
4.75% 6/1/26	2,250,000	2,317,500
5.125% 1/15/24	1,475,000	1,522,938
Avantor, Inc. 6% 10/1/24 (a)	1,760,000	1,885,893
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	2,320,000	2,204,000
CDK Global, Inc.:
4.875% 6/1/27	1,105,000	1,150,526
5.25% 5/15/29 (a)	465,000	481,275
5.875% 6/15/26	1,940,000	2,063,675
Corrections Corp. of America:
4.125% 4/1/20	1,005,000	1,007,513
4.625% 5/1/23	495,000	479,601
5% 10/15/22	1,430,000	1,426,425
Frontdoor, Inc. 6.75% 8/15/26 (a)	1,570,000	1,719,181
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	2,470,000	2,538,697
Laureate Education, Inc. 8.25% 5/1/25 (a)	3,875,000	4,214,063
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,520,000	1,330,000
		31,131,778
Super Retail - 0.2%
The William Carter Co. 5.625% 3/15/27 (a)	1,575,000	1,685,250
Technology - 5.5%
Ascend Learning LLC:
6.875% 8/1/25 (a)	2,080,000	2,163,200
6.875% 8/1/25 (a)	210,000	217,350
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	2,245,000	2,142,853
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	2,975,000	3,045,656
Fair Isaac Corp. 5.25% 5/15/26 (a)	4,065,000	4,339,388
Gartner, Inc. 5.125% 4/1/25 (a)	795,000	831,769
Nuance Communications, Inc. 5.625% 12/15/26	3,135,000	3,315,263
Open Text Corp. 5.875% 6/1/26 (a)	3,385,000	3,614,165
Qorvo, Inc. 5.5% 7/15/26	3,385,000	3,575,406
Sensata Technologies BV 5% 10/1/25 (a)	4,960,000	5,301,000
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,740,000	1,853,100
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	7,945,000	8,398,818
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	2,060,000	2,152,752
Symantec Corp. 5% 4/15/25 (a)	6,820,000	6,895,539
TTM Technologies, Inc. 5.625% 10/1/25 (a)	7,895,000	7,895,000
		55,741,259
Telecommunications - 10.0%
Altice Financing SA:
6.625% 2/15/23 (a)	1,195,000	1,226,369
7.5% 5/15/26 (a)	8,260,000	8,776,167
Altice Finco SA 7.625% 2/15/25 (a)	4,190,000	4,347,125
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	2,780,000	2,880,775
7.5% 10/15/26 (a)	3,260,000	3,439,300
Citizens Utilities Co. 7.05% 10/1/46	4,407,000	1,939,080
Frontier Communications Corp. 8% 4/1/27 (a)	1,490,000	1,571,488
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	3,560,000	3,585,596
Level 3 Communications, Inc. 5.75% 12/1/22	2,425,000	2,434,700
Level 3 Financing, Inc. 5.25% 3/15/26	2,620,000	2,724,407
Millicom International Cellular SA:
6% 3/15/25 (a)	350,000	362,906
6.625% 10/15/26 (a)	6,780,000	7,419,863
Neptune Finco Corp. 6.625% 10/15/25 (a)	6,315,000	6,758,945
Qwest Corp. 6.75% 12/1/21	2,000,000	2,161,520
SFR Group SA:
7.375% 5/1/26 (a)	8,360,000	8,963,676
8.125% 2/1/27 (a)	5,265,000	5,811,244
Sprint Communications, Inc. 6% 11/15/22	7,195,000	7,644,688
Sprint Corp. 7.875% 9/15/23	10,255,000	11,264,707
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	1,245,000	1,281,479
6.375% 3/1/25	1,000,000	1,035,960
Telecom Italia Capital SA:
6% 9/30/34	1,005,000	1,070,325
6.375% 11/15/33	565,000	621,500
Telecom Italia SpA 5.303% 5/30/24 (a)	5,450,000	5,877,553
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	3,000,000	3,142,500
U.S. West Communications 7.25% 9/15/25	1,380,000	1,559,993
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	3,585,000	3,664,946
6.375% 5/15/25	765,000	787,797
		102,354,609
Transportation Ex Air/Rail - 1.0%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	7,115,000	7,548,304
5.5% 1/15/23 (a)	2,560,000	2,731,546
		10,279,850
Utilities - 4.5%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	1,720,000	1,810,300
DCP Midstream Operating LP 5.125% 5/15/29	3,300,000	3,361,875
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	2,750,000	2,832,500
7% 8/1/27 (a)	2,200,000	2,266,000
InterGen NV 7% 6/30/23 (a)	6,695,000	6,159,400
NRG Energy, Inc.:
5.25% 6/15/29 (a)	2,105,000	2,263,507
6.625% 1/15/27	900,000	975,015
NRG Yield Operating LLC 5% 9/15/26	2,150,000	2,198,375
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	9,836,307	10,549,440
Talen Energy Supply LLC:
6.5% 6/1/25	325,000	247,000
10.5% 1/15/26 (a)	4,180,000	3,605,250
Vistra Operations Co. LLC:
5% 7/31/27 (a)	1,885,000	1,940,947
5.5% 9/1/26 (a)	7,584,000	7,934,381
		46,143,990

TOTAL NONCONVERTIBLE BONDS		899,694,499

TOTAL CORPORATE BONDS
(Cost $894,150,047)		905,078,791
	Shares	Value

Common Stocks - 0.0%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (e)	3	31
Energy - 0.0%
Forbes Energy Services Ltd. (e)	104,883	62,930
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (e)(f)	1	35,011
TOTAL COMMON STOCKS
(Cost $6,222,413)		97,972
	Principal Amount	Value

Bank Loan Obligations - 2.4%
Cable/Satellite TV - 0.1%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 8/19/23 (b)(c)	1,312,890	1,265,298
Energy - 0.5%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.7935% 12/31/22 (b)(c)	1,020,000	903,547
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.0435% 3/1/24 (b)(c)(g)	2,900,000	1,251,843
Sanchez Energy Corp. 1LN, term loan 3 month U.S. LIBOR + 8.000% 10.057% 5/11/20 (b)(c)(f)(h)	2,806,664	2,666,330

TOTAL ENERGY		4,821,720

Gaming - 0.3%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.06% 10/20/24 (b)(c)	2,977,025	2,984,468
Publishing/Printing - 0.1%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 8/24/22 (b)(c)	1,136,945	1,137,378
Services - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (b)(c)	130,000	123,907
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (b)(c)	553,973	538,472
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5142% 6/21/24 (b)(c)	3,289,288	3,207,055

TOTAL SERVICES		3,869,434

Telecommunications - 1.0%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8% 6/15/24 (b)(c)	4,771,190	4,755,874
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 2/22/24 (b)(c)	2,490,000	2,493,635
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 2/1/24 (b)(c)	2,983,500	2,969,925

TOTAL TELECOMMUNICATIONS		10,219,434

TOTAL BANK LOAN OBLIGATIONS
(Cost $24,350,845)		24,297,732

Preferred Securities - 2.1%
Banks & Thrifts - 1.8%
Bank of America Corp.:
5.2% (b)(i)	6,000,000	6,195,000
6.25% (b)(i)	2,590,000	2,817,920
Barclays PLC 7.875% (Reg. S) (b)(i)	2,935,000	3,103,763
Royal Bank of Scotland Group PLC 7.5% (b)(i)	2,005,000	2,047,606
Wells Fargo & Co. 5.9% (b)(i)	4,145,000	4,449,398

TOTAL BANKS & THRIFTS		18,613,687

Energy - 0.3%
MPLX LP 6.875% (b)(i)	2,630,000	2,626,844
TOTAL PREFERRED SECURITIES
(Cost $20,284,194)		21,240,531
	Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund 1.96% (j)
(Cost $56,454,176)	56,443,214	56,454,502
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $1,001,461,675)		1,007,169,528
NET OTHER ASSETS (LIABILITIES) - 1.2%		12,048,270
NET ASSETS - 100%		$1,019,217,798

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $575,069,518 or 56.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Non-income producing

 (f) Level 3 security

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) A portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,004,760 and $1,904,522, respectively.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$652,836
Total	$652,836

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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